Health Care Costs Payable - Liability for Unpaid Claims and Claims Adjustment Expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total health care costs payable	$ 10,142	$ 8,678
Health Insurance Product Line
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Short-duration health care costs payable, net of reinsurance	9,926
Reinsurance recoverables	5	8	$ 10	$ 5
Insurance lines other than short duration	211
Total health care costs payable	$ 10,142	$ 8,678	$ 7,936	$ 6,879